                   MORGAN STANLEY LIMITED TERM MUNICIPAL TRUST
                                522 Fifth Avenue
                            New York, New York 10036

                                                                July 31, 2008

Securities and Exchange Commission
100 F Street N.E.
Washington, D.C.  20549

Re:  Morgan Stanley Limited Term Municipal Trust
     File Nos.: 33-62158; 811-7700
     Rule 497 (j) filing

Dear Sir or Madam:

On behalf of the Registrant, the undersigned certifies that the form of
Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on July 25,
2008.

                                                           Very truly yours,

                                                           /s/ Sheri L. Schreck
                                                           --------------------
                                                           Sheri L. Schreck
                                                           Assistant Secretary

Enclosures
cc: Amy R. Doberman